UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2016

MFS® CALIFORNIA MUNICIPAL FUND

CCA-SEM

MFS® CALIFORNIA MUNICIPAL FUND

NYSE MKT Symbol: CCA

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

While economic growth remains subpar on a global basis, markets had largely recovered after a bout of volatility early this year only to be blindsided by the unexpected vote by the United Kingdom to leave the European Union. Central bank policy remains accommodative globally, with the U.S. Federal Reserve recently signaling it will move slowly in tightening monetary policy as the labor market cools and inflation remains in check. This suggests a continuation of the “lower for longer” interest rate environment.

Overcapacity in the manufacturing sector has been restraining prices and profits around the world. China continues to grapple with challenges posed by its attempt to shift from an investment-led, export-driven model to a consumer-driven economy, amplifying the global manufacturing glut. Emerging markets have been mixed of late, supported by firmer commodity prices but constrained by the prospect of tighter financial conditions in the wake of the Brexit vote.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 18, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)(j)

Top five industries (i)
General Obligations – Schools	30.1%
Healthcare Revenue – Hospitals	23.2%
Water & Sewer Utility Revenue	17.8%
Tax Assessment	12.2%
U.S. Treasury Securities (j)	(11.6)%

Composition including fixed income credit quality (a)(i)
AAA	2.0%
AA	62.1%
A	67.3%
BBB	13.6%
BB	1.4%
B	4.8%
CC	2.0%
D	1.2%
Not Rated (j)	0.2%
Cash & Cash Equivalents	(66.2)%
Other	11.6%

Portfolio facts (i)
Average Duration (d)	8.8
Average Effective Maturity (m)	15.6 yrs.

Jurisdiction (i)
California	157.5%
Puerto Rico	5.6%
New York	1.7%
Guam	1.4%
U.S. Treasury Securities (j)	(11.6)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. This calculation is based on net assets applicable to common shares as of 5/31/16.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (11.6)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity. This calculation is based on gross assets, which consists of net assets applicable to common shares plus the value of preferred shares, as of 5/31/16.

From time to time Cash & Cash Equivalents may be negative due to the aggregate liquidation value of preferred shares and/or timing of cash receipts.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets applicable to common shares as of 5/31/16.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Michael Dawson	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1998.

Geoffrey Schechter	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 164.3%
Issuer	Shares/Par	Value ($)
Airport Revenue - 8.7%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 5/15/2038 (Prerefunded 5/15/2018)	$750,000	$816,121
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	190,000	211,392
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	500,000	579,715
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2043	500,000	574,030
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	285,000	327,904
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	150,000	171,834
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	440,000	507,003

		$3,187,999
General Obligations - General Purpose - 9.0%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$165,000	$174,296
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	140,000	144,047
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	125,000	129,343
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	30,000	30,861
State of California, AMBAC, 6%, 2/01/2017	1,000,000	1,036,060
State of California, 5.25%, 4/01/2035	455,000	549,949
State of California, 5.5%, 3/01/2040	630,000	734,586
State of California, 5.25%, 11/01/2040	415,000	489,833

		$3,288,975
General Obligations - Schools - 29.7%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 8/01/2028	$500,000	$568,190
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 8/01/2033	500,000	542,780
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/2040	955,000	383,776
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/2044	1,000,000	344,880
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/2030	60,000	60,437

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - Schools - continued
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	$535,000	$639,924
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	515,000	355,376
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	330,000	191,644
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 8/01/2034 (Prerefunded 8/01/2019)	355,000	403,415
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/2043	855,000	701,322
Napa Valley, CA, Unified School District, 5%, 8/01/2020	225,000	261,736
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	170,000	208,629
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	170,000	206,236
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 8/01/2034	500,000	549,635
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 8/01/2029	1,000,000	1,348,370
San Diego, CA, Community College (Election of 2002), 5.25%, 8/01/2033	125,000	141,920
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	265,000	122,655
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/2018	400,000	388,340
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	265,000	314,621
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 8/01/2043	765,000	272,210
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 8/01/2025	500,000	609,090
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 8/01/2034	500,000	566,915
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 8/01/2021	450,000	469,319
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2/01/2023	500,000	622,500
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2/01/2021	500,000	597,410

		$10,871,330
Healthcare Revenue - Hospitals - 22.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 8/01/2039	$505,000	$584,684
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 8/01/2026	110,000	128,117
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 10/01/2033	295,000	343,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2032	$525,000	$606,601
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2040	255,000	290,108
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031	500,000	603,115
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2028	45,000	52,090
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2029	35,000	40,397
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2044	85,000	95,808
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2030	15,000	17,277
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	65,000	73,674
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2/01/2027 (Prerefunded 2/01/2017)	105,000	108,268
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2/01/2027	145,000	148,586
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 3/01/2037	495,000	523,161
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/2041	1,000,000	1,044,360
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	500,000	550,570
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 4/01/2042	455,000	524,642
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	350,000	395,318
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	260,000	298,035
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	610,000	721,752
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	450,000	511,938
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/2041 (Prerefunded 8/01/2017)	400,000	421,040
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	250,000	293,475

		$8,376,591

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 3.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$150,000	$172,860
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	230,000	250,730
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	295,000	315,143
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	315,000	349,644
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	300,000	346,968

		$1,435,345
Industrial Revenue - Other - 1.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$485,000	$620,975

Miscellaneous Revenue - Other - 4.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 7/01/2037	$400,000	$454,648
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2030	235,000	287,384
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	170,000	205,250
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	170,000	203,951
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/2033	160,000	172,054
California Statewide Communities Development Authority Rev. (Buck Institute for Research on Aging), AGM, 5%, 11/15/2044	385,000	450,269

		$1,773,556
Port Revenue - 5.7%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$310,000	$375,153
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	470,000	560,343
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	1,000,000	1,137,860

		$2,073,356

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Sales & Excise Tax Revenue - 1.1%
California Economic Recovery, “A”, 5%, 7/01/2020 (Prerefunded 7/01/2019)	$250,000	$281,588
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	215,000	130,931

		$412,519
Secondary Schools - 2.0%
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	$85,000	$96,418
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	85,000	95,844
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	255,000	285,378
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	230,000	259,286

		$736,926
Single Family Housing - State - 3.0%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	$305,000	$311,564
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 8/01/2023	175,000	179,090
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	555,000	584,371
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/2038	15,000	15,226

		$1,090,251
State & Agency - Other - 1.4%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 10/01/2027	$500,000	$500,670

State & Local Agencies - 11.5%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	$380,000	$457,224
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/2033	275,000	332,629
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/2018	2,020,000	1,938,069
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/2023	1,220,000	1,023,665
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 4/01/2030	390,000	436,024

		$4,187,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax - Other - 1.3%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	$65,000	$64,589
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	105,000	110,808
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	80,000	84,497
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	210,000	221,403

		$481,297
Tax Assessment - 12.1%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 10/01/2029	$1,000,000	$1,003,490
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 9/01/2019	500,000	506,035
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 9/02/2023	60,000	70,862
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	160,000	184,872
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	465,000	564,352
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	225,000	273,859
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	295,000	350,404
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/2025	500,000	505,750
San Dieguito, CA, Public Facilities Authority, ‘‘A’’, AMBAC, 5%, 8/01/2032	500,000	538,440
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 8/01/2033	130,000	145,660
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/2043	250,000	288,315

		$4,432,039
Tobacco - 4.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 6/01/2047	$1,000,000	$992,470
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/2047	715,000	723,008

		$1,715,478

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Toll Roads - 1.0%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	$320,000	$375,632

Transportation - Special Tax - 3.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$55,000	$55,145
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	9,952
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	25,000	25,179
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	215,000	214,989
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 7/01/2036 (Prerefunded 7/01/2016)	450,000	451,715
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 3/01/2037	335,000	393,712

		$1,150,692
Universities - Colleges - 7.9%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2025	$120,000	$122,461
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	285,000	352,642
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	345,000	393,866
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	375,000	450,071
California State University Rev., “A”, 5%, 11/01/2024	370,000	440,467
California State University Rev., “A”, 5%, 11/01/2030	680,000	847,430
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	230,000	243,135
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	50,000	47,570

		$2,897,642
Universities - Dormitories - 0.1%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$25,000	$28,411

Utilities - Cogeneration - 0.7%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	$150,000	$165,162

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Cogeneration - continued
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$75,000	$77,603

		$242,765
Utilities - Municipal Owned - 7.4%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/2019	$305,000	$341,322
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	50,000	58,692
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	55,000	64,247
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 8/01/2024	390,000	441,281
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	9,532
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	55,000	51,682
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	5,000	4,764
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	40,000	38,324
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	5,000	5,137
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 8/15/2019	750,000	821,318
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/2025	370,000	440,034
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	370,000	427,565

		$2,703,898
Utilities - Other - 2.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$245,000	$352,310
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	585,000	724,751

		$1,077,061
Water & Sewer Utility Revenue - 17.6%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 5/01/2034	$500,000	$534,650
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/2028 (Prerefunded 6/01/2018)	480,000	521,074
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/2028	20,000	21,718
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/2024	500,000	624,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 11/01/2038	$1,000,000	$1,057,720
Escondido, CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 9/01/2041	460,000	538,149
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	23,401
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	121,470
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	105,000	121,647
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	105,000	120,053
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	440,000	524,625
Norco, CA, Financing Authority, Enterprise Rev., AGM, 5.625%, 10/01/2039	215,000	242,733
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	340,000	406,892
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	85,000	101,272
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 7/01/2036 (Prerefunded 7/01/2016)	400,000	401,492
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	370,000	435,405
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	350,000	426,237
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	170,000	204,321

		$6,427,644
Total Municipal Bonds (Identified Cost, $54,465,239)		$60,088,663

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	160,436	$160,436
Total Investments (Identified Cost, $54,625,675)		$60,249,099

Other Assets, Less Liabilities - 1.9%		687,396
VMTPS, at liquidation value of $24,425,000 net of unamortized debt issuance costs of $63,277 (issued by the fund) - (66.6)%		(24,361,723)
Net assets applicable to common shares - 100.0%		$36,574,772

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 5/31/16

Futures Contracts at 5/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,593,750	September - 2016	$(6,323)
U.S. Treasury Bond 30 yr (Short)	USD	10	1,633,125	September - 2016	(11,052)

					$(17,375)

At May 31, 2016, the fund had cash collateral of $61,500 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $54,465,239)	$60,088,663
Underlying affiliated funds, at cost and value	160,436
Total investments, at value (identified cost, $54,625,675)	$60,249,099
Deposits with brokers	61,500
Interest receivable	687,619
Receivable from investment adviser	6,813
Other assets	9,029
Total assets	$61,014,060
Liabilities
Payables for
Distributions on common shares	$145
Daily variation margin on open futures contracts	3,437
Interest expense	31,999
Payable to affiliates
Transfer agent and dividend disbursing costs	10
Payable for independent Trustees’ compensation	17
Accrued expenses and other liabilities	41,957
VMTPS, at liquidation value of $24,425,000 net of unamortized debt issuance costs of $63,277	24,361,723
Total liabilities	$24,439,288
Net assets applicable to common shares	$36,574,772
Net assets consist of
Paid-in capital - common shares	$39,496,875
Unrealized appreciation (depreciation) on investments	5,606,049
Accumulated net realized gain (loss) on investments	(8,631,406)
Undistributed net investment income	103,254
Net assets applicable to common shares	$36,574,772
VMTPS, at liquidation value of $24,425,000 net of unamortized debt issuance costs of $63,277 (977 shares of Series 2019/3 issued and outstanding at $25,000 per share)	24,361,723
Net assets including preferred shares	$60,936,495
Common shares of beneficial interest issued and outstanding	2,786,238
Net asset value per common share (net assets of $36,574,772 / 2,786,238 shares of beneficial interest outstanding)	$13.13

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,310,605
Dividends from underlying affiliated funds	571
Total investment income	$1,311,176
Expenses
Management fee	$196,418
Transfer agent and dividend disbursing costs	2,982
Administrative services fee	9,571
Independent Trustees’ compensation	5,522
Stock exchange fee	7,521
Custodian fee	3,901
Shareholder communications	8,634
Audit and tax fees	39,338
Legal fees	416
Amortization of VMTPS offering costs	17,630
Interest expense	168,545
Miscellaneous	28,229
Total expenses	$488,707
Reduction of expenses by investment adviser	(60,658)
Net expenses	$428,049
Net investment income	$883,127
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$29,991
Futures contracts	(84,583)
Net realized gain (loss) on investments	$(54,592)
Change in unrealized appreciation (depreciation)
Investments	$1,403,646
Futures contracts	(15,874)
Net unrealized gain (loss) on investments	$1,387,772
Net realized and unrealized gain (loss) on investments	$1,333,180
Change in net assets from operations	$2,216,307

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/16 (unaudited)	Year ended 11/30/15
From operations
Net investment income	$883,127	$1,872,393
Net realized gain (loss) on investments	(54,592)	(12,464)
Net unrealized gain (loss) on investments	1,387,772	96,996
Change in net assets from operations	$2,216,307	$1,956,925
Distributions declared to common shareholders
From net investment income	$(842,837)	$(1,724,681)
Total change in net assets	$1,373,470	$232,244
Net assets applicable to common shares
At beginning of period	35,201,302	34,969,058
At end of period (including undistributed net investment income of $103,254 and $62,964, respectively)	$36,574,772	$35,201,302

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/16 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$2,216,307
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(2,080,407)
Proceeds from disposition of investment securities	2,213,337
Proceeds from disposition of short-term investments, net	81,572
Realized gain/loss on investments	(29,991)
Unrealized appreciation/depreciation on investments	(1,403,646)
Net amortization/accretion of income	(46,861)
Amortization of VMTPS offering costs	17,630
Decrease in interest receivable	747
Decrease in accrued expenses and other liabilities	(38,337)
Decrease in receivable from investment adviser	1,361
Decrease in receivable for daily variation margin on open futures contracts	781
Increase in payable for daily variation margin on open futures contracts	3,437
Increase in deposits with brokers	(24,300)
Increase in other assets	(7,782)
Increase in payable for interest expense	6,714
Net cash provided by operating activities	$910,562
Cash flows from financing activities:
Payment of VMTPS offering costs	(67,500)
Cash receipts from issuance of Series 2019 VMTPS, at liquidation value	24,425,000
Cash payments to repurchase Series 2016 VMTPS	(24,425,000)
Cash distributions paid on common shares	(843,062)
Net cash used by financing activities	$(910,562)
Cash:
Beginning of period	$—
End of period	$—

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2016 for interest was $161,831.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/16 (unaudited)		Years ended 11/30
Common Shares			2015	2014	2013	2012	2011

Net asset value, beginning of period	$12.63		$12.55	$11.32	$13.03	$10.71	$10.48
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.67	$0.64	$0.66	$0.70	$0.79
Net realized and unrealized gain (loss) on investments	0.48		0.03	1.22	(1.75)	1.92	0.26
Distributions declared to shareholders of ARPS	—		—	—	—	(0.02)	(0.03)
Total from investment operations	$0.80		$0.70	$1.86	$(1.09)	$2.60	$1.02
Less distributions declared to common shareholders
From net investment income	$(0.30)		$(0.62)	$(0.63)	$(0.62)	$(0.72)	$(0.79)
Net increase resulting from tender and repurchase of ARPS	$—		$—	$—	$—	$0.44	$—
Net asset value, end of period (x)	$13.13		$12.63	$12.55	$11.32	$13.03	$10.71
Market value, end of period	$12.99		$11.72	$10.91	$9.76	$12.71	$10.99
Total return at market value (%) (p)	13.57	(n)	13.45	18.45	(18.83)	22.84	10.44
Total return at net asset value (%) (j)(r)(s)(x)	6.52	(n)	6.28	17.48	(8.17)	29.22 (y)	10.40
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	2.71	(a)	2.67	2.75	2.70	2.40	2.01
Expenses after expense reductions (f)(p)	2.38	(a)	2.30	2.38	2.42	1.94	1.49
Net investment income (p)	4.90	(a)	5.34	5.32	5.47	5.88	7.78
Portfolio turnover	3	(n)	11	17	12	19	40
Net assets at end of period (000 omitted)	$36,575		$35,201	$34,969	$31,554	$36,309	$29,845

Financial Highlights – continued

	Six months ended 5/31/16 (unaudited)		Years ended 11/30
			2015	2014	2013	2012	2011

Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.44	(a)	1.41	1.43	1.43	1.40	N/A
Ratio of expenses to average net assets applicable to common shares, ARPS, and VMTPS after expense reductions and excluding interest expense and fees (f)(l)(p)	0.86	(a)	0.83	0.83	0.83	0.81	0.80
Net investment income available to common shares	4.90		5.34	5.32	5.47	5.73	7.51
Senior Securities:
ARPS	—		—	—	—	—	978
VMTPS	977		977	977	977	977	—
Total preferred shares outstanding	977		977	977	977	977	978
Asset coverage per preferred share (k)	$62,371		$61,030	$60,792	$57,296	$62,164	$55,516
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of ARPS and VMTPS) from the fund’s total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets and interest expense paid to shareholders of VMTPS. For the year ended November 30, 2012, the expense ratio also excludes fees and expenses related to the tender and repurchase of the fund’s ARPS.
(m)	Amount excludes accrued unpaid distributions on ARPS and accrued interest on VMTPS.
(n)	Not annualized.
(p)	For the years ended November 30, 2011 through November 30, 2012, the ratio excludes dividend payments on ARPS.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s ARPS and VMTPS.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Included in the total return at net asset value for the year ended November 30, 2012 is the impact of the tender and repurchase by the fund of a portion of its ARPS at 95% of the ARPS’ per share liquidation preference. Had this transaction not occurred, the total return at net asset value for the year ended November 30, 2012 would have been lower by 3.34%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS California Municipal Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

On March 24, 2016, the fund adopted the accounting provisions of FASB Accounting Standards Update 2015-03 (“ASU 2015-03”), Interest – Imputation of Interest (Topic 835-30) – Simplifying the Presentation of Debt Issuance Costs which resulted in a change in an accounting principle. Under ASU 2015-03, debt issuance costs are required to be presented as a direct deduction from the carrying amount of the related debt liability. Prior to the fund’s adoption of ASU 2015-03, debt issuance costs were deferred and presented as an asset.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods

Notes to Financial Statements (unaudited) – continued

therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination

Notes to Financial Statements (unaudited) – continued

of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$60,088,663	$—	$60,088,663
Mutual Funds	160,436	—	—	160,436
Total Investments	$160,436	$60,088,663	$—	$60,249,099

Other Financial Instruments
Futures Contracts	$(17,375)	$—	$—	$(17,375)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(17,375)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(84,583)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(15,874)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement

Notes to Financial Statements (unaudited) – continued

and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended May 31, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and non-deductible expenses that result from the treatment of VMTPS as equity for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/15
Ordinary income (including any short-term capital gains)	$879
Tax-exempt income	2,037,927
Total distributions	$2,038,806

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/16
Cost of investments	$54,248,162
Gross appreciation	6,005,544
Gross depreciation	(4,607)
Net unrealized appreciation (depreciation)	$6,000,937

As of 11/30/15
Undistributed ordinary income	7,707
Undistributed tax-exempt income	80,912
Capital loss carryforwards	(8,921,138)
Other temporary differences	(25,655)
Net unrealized appreciation (depreciation)	4,562,601

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/16	$(4,230,528)
11/30/17	(3,006,395)
11/30/18	(696,235)
11/30/19	(725,457)
Total	$(8,658,615)

Post-enactment losses which are characterized as follows:
Short-Term	$(262,523)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating

Notes to Financial Statements (unaudited) – continued

expenses do not exceed 0.80% annually of the fund’s average daily net assets (including the value of preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2017. For the six months ended May 31, 2016, this reduction amounted to $60,658, which is included in the reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2016, these fees paid to MFSC amounted to $62.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of preferred shares). The administrative services fee incurred for the six months ended May 31, 2016 was equivalent to an annual effective rate of 0.0317% of the fund’s average daily net assets (including the value of preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2016, the fee paid by the fund under this agreement was $40 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $2,080,407 and $1,828,337, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2016 and the year ended November 30, 2015, there were no transactions in fund shares.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2016, the fund’s commitment fee and interest expense were $79 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	242,008	3,127,041	(3,208,613)	160,436

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$571	$160,436

(8) Preferred Shares

As of March 23, 2016, the fund had 977 shares issued and outstanding of Variable Rate Municipal Term Preferred Shares, series 2016/9 (Series 2016 VMTPS) with a liquidation preference of $25,000 per share. Subsequent to March 23, 2016, all shares of the Series 2016 VMTPS were redeemed using proceeds from the issuance of a new series of Variable Rate Municipal Term Preferred Shares as further described below.

The Series 2016 VMTPS were a variable rate form of preferred shares with a term redemption date of September 30, 2016 unless extended through negotiation with the private holders of the Series 2016 VMTPS. Dividends were set weekly to a fixed spread against the Securities Industry and Financial Markets Association (SIFMA) Municipal

Notes to Financial Statements (unaudited) – continued

Swap Index. During the period December 1, 2015 through March 23, 2016, the Series 2016 VMTPS dividend rates ranged from 1.26% to 1.38%. For the period December 1, 2015 through March 23, 2016, the average dividend rate was 1.27%. Dividends paid to the Series 2016 VMTPS were treated as interest expense and recorded as incurred. For the period December 1, 2015 through March 23, 2016, interest expense related to the Series 2016 VMTPS amounted to $97,710 and is included in “Interest expense” in the Statement of Operations.

On March 24, 2016, the fund issued 977 shares of a new series of Variable Rate Municipal Term Preferred Shares (“Series 2019 VMTPS”) in a private offering with an aggregate liquidation preference of $24,425,000. The fund used the proceeds from the sale of its Series 2019 VMTPS to fund the redemption on March 24, 2016 of all of its outstanding Series 2016 VMTPS.

The Series 2019 VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The Series 2019 VMTPS are subject to a mandatory term redemption date of March 31, 2019 unless extended through negotiation with the private holders of the Series 2019 VMTPS. There is no assurance that the term of the Series 2019 VMTPS will be extended or that the Series 2019 VMTPS will be replaced with any other preferred shares or other form of leverage upon the redemption of the Series 2019 VMTPS. Six months prior to the term redemption date of the Series 2019 VMTPS, the fund is required to begin to segregate liquid assets with the fund’s custodian to fund the redemption. Dividends on the Series 2019 VMTPS are cumulative and are set weekly to a fixed spread against the SIFMA Municipal Swap Index. During the period from issuance on March 24, 2016 through May 31, 2016, the Series 2019 VMTPS dividend rates ranged from 1.44% to 1.56%. For the period March 24, 2016 through May 31, 2016, the average dividend rate was 1.54%.

In the fund’s Statement of Assets and Liabilities, the Series 2019 VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to the Series 2019 VMTPS are treated as interest expense and recorded as incurred. For the period March 24, 2016 through May 31, 2016, interest expense related to the Series 2019 VMTPS amounted to $70,812 and is included in “Interest expense” in the Statement of Operations. Costs directly related to the issuance of the Series 2019 VMTPS are considered debt issuance costs. Debt issuance costs are presented as a direct deduction from the carrying amount of the related debt liability and are being amortized into interest expense over the life of the Series 2019 VMTPS. The period-end carrying value for the Series 2019 VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value less any unamortized debt issuance costs, which approximates its fair value. Its fair value would be considered level 2 under the fair value hierarchy.

Under the terms of a purchase agreement between the fund and the investor in the Series 2019 VMTPS, the fund is subject to various investment restrictions that are substantially similar to those that were in place with respect to the Series 2016 VMTPS. These investment-related requirements are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment

Notes to Financial Statements (unaudited) – continued

objectives and policies. In addition, the fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the Series 2019 VMTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the fund by the Investment Company Act of 1940 (the “1940 Act”).

The fund is required to maintain certain asset coverage with respect to the Series 2019 VMTPS as defined in the fund’s governing documents and the 1940 Act. One of a number of asset coverage-related requirements is that the fund is not permitted to declare or pay common share dividends unless immediately thereafter the fund has a minimum asset coverage ratio of 200% with respect to the Series 2019 VMTPS after deducting the amount of such common share dividends.

The 1940 Act requires that the preferred shareholders of the fund, voting as a separate class, have the right to elect at least two trustees at all times, and elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred shareholder is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Leverage involves risks and special considerations for the fund’s common shareholders. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. Changes in the value of the fund’s portfolio will be borne entirely by the common shareholders. It is possible that the fund will be required to sell assets at a time when it may be disadvantageous to do so in order to redeem preferred shares to comply with asset coverage or other restrictions including those imposed by the 1940 Act and the rating agencies that rate the preferred shares. There is no assurance that the fund’s leveraging strategy will be successful.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS California Municipal Fund:

We have reviewed the accompanying statement of assets and liabilities of MFS California Municipal Fund (the Fund), including the portfolio of investments, as of May 31, 2016, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended May 31, 2016. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2015 and the financial highlights for each of the five years in the period ended November 30, 2015, and in our report dated January 15, 2016, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 18, 2016

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Closed-End Funds” and then select the fund’s name.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under the “Closed-End Funds” sub section in the “Products & Services” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

NYSE MKT Symbol: CCA

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for MFS California Municipal Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS California Municipal Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/15-12/31/15	0	N/A	0	278,623
1/01/16-1/31/16	0	N/A	0	278,623
2/01/16-2/28/16	0	N/A	0	278,623
3/01/16-3/31/16	0	N/A	0	278,623
4/01/16-4/30/16	0	N/A	0	278,623
5/01/16-5/31/16	0	N/A	0	278,623

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2016 plan year is 278,623.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(c)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 18, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2016

*	Print name and title of each signing officer under his or her signature.